Investment in Associate (Tables)	6 Months Ended
Jun. 30, 2018
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Disclosure of Investment in Associate

A summary of the carrying value of the Kutcho Investment in Associate and the losses recognized as a component of the Company’s net earnings during 2018 is presented below:

		Share of Associate Losses Included in Net Earnings
(in thousands)	Carrying Amount at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018	Carrying Amount at Dec 31, 2017
Investment in Associate - Kutcho	$2,793	$—	$(201)	$2,994